Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for income taxes at the Canadian statutory income tax rate	$ 64.7	$ 591.7
Non-taxable investment income	(108.3)	(56.6)
Tax rate differential on income and losses outside Canada	5.2	(209.5)
Change in unrecorded tax benefit of losses and temporary differences	172.8	(90.7)
Change in tax rate for deferred income taxes	(5.7)	0.5
Recovery relating to prior years	(8.4)	(14.4)
Foreign exchange effect	40.9	(3.7)
Other including permanent differences	45.5	44.2
Provision for income taxes	$ 206.7	$ 261.5
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian statutory income tax rate	26.50%	26.50%
Provision for income taxes	$ 121.0	$ 79.3